Acquisitions and disposals - Other transactions with non-controlling shareholders in subsidiaries (Details) - EUR (€) € in Millions			1 Months Ended	12 Months Ended
	Mar. 25, 2021	Mar. 18, 2021	Apr. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)				€ 189	€ 1,663
Vantage Towers AG
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)				€ 217	2,000
Proceeds from IPO		€ 2,000	€ 217
Proportion of ownership interest in subsidiary				81.74%
Vantage Towers Greece
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)					(288)
Payments for acquisition of non-controlling interests	€ 288
Percentage of non-controlling interests acquired	38.00%
Proportion of ownership interest in subsidiary	100.00%
Other
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)				€ (28)	€ (49)